Summary of Reconciliation of Income Tax Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. statutory rate	21.00%	21.00%	21.00%	21.00%
U.S. Federal income tax at statutory rate	$ (4,226)	$ 177,030	$ 285,170	$ (501,690)
Non-deductible earnout expense	11,220	14,700	25,909	299,040
Non-deductible goodwill amortization	9,989	10,080	39,958	33,390
Other differences	93	1,380	26,253	4,949
Non-taxable PPP loan and interest recovery			(177,467)
Benefit of acquisition-date purchased deferred tax liability				(188,300)
Other change in valuation allowance	(17,076)	(27,000)		164,311
Tax benefit				(188,300)
Non-taxable PPP loan and accrued interest recovery		(176,190)
Income tax benefit				$ (188,300)